Carrying Value of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Cost	$ 99,504	$ 99,504
Accumulated Impairment	(30,808)	(30,808)
Foreign Currency Adjustment	(40)	(36)
Net Carrying Amount	$ 68,656	$ 68,660